UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Preserver Alternative Opportunities Fund Institutional Shares – PAOIX

Semi-Annual Report
February 28, 2022

Preserver Partners, LLC 425 Madison Avenue Memphis, TN 38103 (844) 838-2119 or (901) 755-4737

Investment Results (Unaudited)

Average Annual Total Returns(a) as of February 28, 2022

					Since
	Six	One	Three	Five	Inception
	Months	Year	Year	Year	(3/1/16)
Preserver Alternative Opportunities Fund
Institutional Shares	-5.17%	6.14%	9.69%	7.37%	8.14%
Wilshire Liquid Alternative Index (b)	-2.26%	1.45%	3.27%	2.32%	2.83%

				Expense Ratios(c)
				Institutional
				Shares
Gross				1.57%
With Applicable Waivers				1.40%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Preserver Alternative Opportunities Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (844) 838-2119.

(a)	Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee waivers during the applicable period. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(b)	This table compares the Fund’s average annual total returns for the referenced periods to those of Wilshire Liquid Alternative Index. The Wilshire Liquid Alternative Index measures the collective performance of the five Wilshire Liquid Alternative Strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index is designed to provide a broad measure of the Wilshire Liquid Alternative Global Macro Index, Wilshire Liquid Alternative Global Macro Index, Wilshire Liquid Alternative Relative Value Index, Wilshire Liquid Alternative Multi-Strategy Index, and Wilshire Liquid Alternative Event Driven Index. The index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in the index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Investment Results (Unaudited) (continued)

(c)	The expense ratios are from the Fund’s Prospectus dated December 29, 2021. Preserver Partners, LLC, the Fund’s adviser (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 1.35% of the Fund’s average daily net assets through December 31, 2022 (“Expense Limitation Agreement”). During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board of Trustees may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Investment Advisory Agreement with the Adviser. Additional information pertaining to the Fund’s expense ratios as of February 28, 2022, can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (844) 838-2119. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Portfolio Illustration (Unaudited)
February 28, 2022

The following chart gives a visual breakdown of the Fund’s holdings as a percentage of net assets.

(a)	Rounds to less than (0.005)%.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov and on the Fund’s website at www.preserverfunds.com.

Preserver Alternative Opportunities Fund
Schedule of Investments (Unaudited)
February 28, 2022

	Shares	Fair Value
COMMON STOCKS — 64.50%

Bermuda — 1.37%
Industrials — 1.37%
Triton International Ltd.	6,000	$394,080

Canada — 3.52%
Materials — 1.50%
Nutrien Ltd.	5,000	429,950

Real Estate — 1.03%
NorthWest Healthcare Properties REIT	27,475	294,150

Technology — 0.99%
Descartes Systems Group, Inc. (The)(a)	4,000	285,040

Total Canada		1,009,140

France — 1.64%
Industrials — 1.64%
Schneider Electric SE	3,000	470,270

Ireland — 1.10%
Technology — 1.10%
Accenture PLC, Class A	1,000	316,020

Japan — 1.02%
Consumer Staples — 1.02%
ITOCHU Corp.	9,000	293,040

Switzerland — 1.07%
Health Care — 1.07%
Alcon, Inc.	4,000	307,960

United Kingdom — 0.88%
Communications — 0.88%
S4 Capital PLC(a)	40,000	251,643

United States — 53.90%
Communications — 2.17%
Activision Blizzard, Inc.	4,000	326,000
Walt Disney Co. (The)(a)	2,000	296,920
		622,920

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Schedule of Investments (Unaudited) (continued)
February 28, 2022

	Shares	Fair Value
COMMON STOCKS — (continued)

Consumer Discretionary — 9.39%
AutoZone, Inc.(a)	175	$326,093
Chipotle Mexican Grill, Inc.(a)	200	304,670
Crocs, Inc.(a)	2,500	209,325
Fortune Brands Home & Security, Inc.	3,500	304,150
Home Depot, Inc. (The)	1,000	315,830
Lithia Motors, Inc., Class A	1,000	340,820
LKQ Corp.	6,000	281,700
Mattel, Inc.(a)	12,500	312,250
Ulta Beauty, Inc.(a)	800	299,600
		2,694,438
Consumer Staples — 4.42%
BJ’s Wholesale Club Holdings, Inc.(a)	4,700	295,489
Coca-Cola Co. (The)	6,000	373,440
Costco Wholesale Corp.	600	311,550
Sanderson Farms, Inc.	1,600	285,744
		1,266,223
Energy — 3.22%
Exxon Mobil Corp.	8,000	627,360
Marathon Petroleum Corp.	3,800	295,906
		923,266
Financials — 5.13%
Blackstone Group LP (The), Class A	4,000	509,880
Bridge Investment Group Holdings, Inc., Class A	15,000	313,350
Brown & Brown, Inc.	5,000	338,050
Fidelity National Financial, Inc.	6,500	309,660
		1,470,940
Health Care — 4.76%
AmerisourceBergen Corp.	2,500	356,325
Danaher Corp.(b)	1,500	411,615
Pfizer, Inc.	6,000	281,640
Royalty Pharma PLC, Class A	8,000	314,080
		1,363,660
Industrials — 4.63%
Crane Co.	3,000	303,240
CSX Corp.	12,000	406,920
Deere & Co.	1,000	360,020
Littelfuse, Inc.	1,000	258,210
		1,328,390
Materials — 1.47%
Freeport-McMoRan, Inc.	9,000	422,550

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Schedule of Investments (Unaudited) (continued)
February 28, 2022

	Shares	Fair Value
COMMON STOCKS — (continued)

Real Estate — 6.28%
American Homes 4 Rent, Class A	8,000	$304,080
AvalonBay Communities, Inc.	1,300	310,167
Jones Lang LaSalle, Inc.(a)	1,500	369,330
Life Storage, Inc.	3,000	379,770
Prologis, Inc.	3,000	437,550
		1,800,897
Technology — 12.13%
Apple, Inc.	2,000	330,240
Intuit, Inc.	800	379,496
MasterCard, Inc., Class A	1,000	360,820
Microsoft Corp.(b)	1,000	298,790
Moody’s Corp.(b)	1,300	418,640
Motorola Solutions, Inc.	2,000	440,860
QUALCOMM, Inc.(b)	2,000	343,980
S&P Global, Inc.	1,000	375,700
salesforce.com, Inc.(a)	1,200	252,636
TransUnion	3,000	272,280
		3,473,442
Utilities — 0.30%
Ferrellgas Partners LP, Class B	364	85,540

Total United States		15,452,266

Total Common Stocks (Cost $16,352,058)		18,494,419

PREFERRED STOCKS — 5.79%

United States — 5.79%
Financials — 3.51%
B. Riley Financial, Inc., 5.25%	12,000	281,520
Capital One Financial Corp., Series J, 4.80%	14,000	319,900
Citigroup, Inc., Series J, 7.13%	5,000	135,250
PennyMac Mortgage Investment Trust, Series C, 6.75%	12,000	270,360
		1,007,030
Real Estate — 2.28%
DigitalBridge Group, Inc., 7.15%	15,100	372,517
Hersha Hospitality Trust, Series C, 6.88%	12,000	280,800
		653,317

Total Preferred Stocks (Cost $1,618,497)		1,660,347

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Schedule of Investments (Unaudited) (continued)
February 28, 2022

	Shares	Fair Value
CLOSED-END FUNDS — 1.89%

Cohen & Steers Tax-Advantaged Preferred Securities and Income Fund	14,000	$301,560
Blackrock Capital Allocation Trust	14,000	240,380

Total Closed End Funds (Cost $593,590)		541,940

EXCHANGE-TRADED FUNDS — 1.10%
Invesco DB Agriculture Fund(a)	15,000	313,950

Total Exchange-Traded Funds (Cost $316,571)		313,950

	Principal
	Amount
CORPORATE BONDS — 8.68%

Netherlands — 1.10%
Health Care — 1.10%
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/2028	$300,000	315,212

United States — 7.58%
Communications — 0.73%
CenturyLink, Inc., Series D, 7.20%, 12/1/2025	200,000	209,303

Consumer Discretionary — 1.15%
International Game Technology PLC, 5.35%, 10/15/2023	120,000	124,451
L Brands, Inc., 5.25%, 2/1/2028	200,000	207,500
		331,951
Financials — 5.00%
Bank of America Corp., Series FF, 5.88%, Perpetual	250,000	257,500
Citigroup Global Markets Holdings, Inc., Series N, MTN, 7.00%, 12/3/2026(c)	500,000	473,145
Citigroup, Inc., Series M, 6.30%, Perpetual (3MO LIBOR + 342.30 bps)(c)	220,000	223,626
PNC Bank NA, 4.05%, 7/26/2028	250,000	266,930
Stifel Financial Corp., 4.25%, 7/18/2024	200,000	208,570
		1,429,771
Industrials — 0.36%
Timken Co. (The), 3.88%, 9/1/2024	100,000	103,405

Real Estate — 0.34%
Senior Housing Properties Trust, 4.75%, 5/1/2024	100,000	98,116

Total United States		2,172,546

Total Corporate Bonds (Cost $2,410,801)		2,487,758

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Schedule of Investments (Unaudited) (continued)
February 28, 2022

	Principal
	Amount	Fair Value
U.S. TREASURY OBLIGATIONS — 2.78%

United States Treasury Inflation Indexed Bonds, 0.13%, 4/15/2025 (d)	$240,000	$275,686
United States Treasury Inflation Indexed Bonds, 0.38%, 7/15/2025 (d)	200,000	253,666
United States Treasury Inflation Indexed Bonds, 2.00%, 1/15/2026 (d)	167,000	268,243

Total U.S. Treasury Obligations (Cost $753,082)		797,595

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.14%

Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.00%, 10/25/2033	34,214	34,563
Countrywide Home Loans Mortgage Pass Through Trust, Series 2004-HYB9, Class 1A1, 2.50%, 2/20/2035 (c)	6,785	6,845
GSR Mortgage Loan Trust, Series 2005-5F, Class 8A3, 0.69%, 6/25/2035 (1MO LIBOR + 50 bps)(c)	8,491	8,379
HarborView Mortgage Loan Trust, Series 2004-07, Class 2A1, 2.20%, 11/19/2034 (c)	55,152	55,182
Impac CMB Trust, Series 2005-08, Class 2B, 2.36%, 2/25/2036 (1MO LIBOR + 225 bps)(c)	65,426	65,708
Residential Asset Mortgage Products, Inc., Series 2001-RS2, Class MII2, 1.61%, 6/25/2031 (1MO LIBOR + 142.5 bps)(c)	155,834	155,635

Total Collateralized Mortgage Obligations (Cost $307,849)		326,312

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Schedule of Investments (Unaudited) (continued)
February 28, 2022

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
PUT OPTIONS PURCHASED — 0.07%

Technology Select Sector SPDR Fund	20	$308,140	$164 .00	3/18/2022	$21,000

Total Put Options Purchased (Cost $12,754)					21,000

CALL OPTIONS PURCHASED — 0.87%
Wells Fargo & Co.	130	$693,810	$35 .00	1/20/2023	248,300

Total Call Options Purchased (Cost $89,402)					248,300

Total Investments — 86.82% (Cost $22,454,604)					24,891,621

Other Assets in Excess of Liabilities — 13.18%					3,778,662

NET ASSETS — 100.00%					$28,670,283

(a)	Non-income producing security.

(b)	All or a portion of the security is held as collateral for unsettled security transactions or options.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of February 28, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(d)	Principal amount of security is adjusted periodically based on changes in the Consumer Price Index.

MTN – Medium Term Note

REIT – Real Estate Investment Trust

SPDR – Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Schedule of Open Written Option Contracts (Unaudited)
February 28, 2022

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
WRITTEN CALL OPTIONS — 0.00%(a)
QUALCOMM, Inc.	(10)	$(171,990)	$200.00	3/18/2022	$(340)

Total Written Call Options (Premiums Received $3,766)					$(340)

(a)	Percentage rounds to less than (0.005)%

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Statement of Assets and Liabilities (Unaudited)
February 28, 2022

Assets
Investments in securities at fair value (cost $22,454,604)	$24,891,621
Cash and cash equivalents	3,595,465
Cash held at broker for option contract transactions	457,768
Receivable for fund shares sold	3,350
Dividends and interest receivable	63,243
Tax reclaims receivable	11,949
Prepaid expenses	8,726
Total Assets	29,032,122
Liabilities
Written call options, at fair value (premiums received $3,766)	340
Payable for investments purchased	309,759
Payable to Adviser	14,165
Payable to Administrator	5,624
Payable to auditors	14,283
Payable to trustees	3,538
Other accrued expenses	14,130
Total Liabilities	361,839
Net Assets	$28,670,283
Net Assets consist of:
Paid-in capital	25,116,029
Accumulated earnings	3,554,254
Net Assets	$28,670,283
Institutional Shares:
Net Assets	$28,670,283
Shares outstanding	2,268,245
Net asset value, offering and redemption price per share(a)	$12.64

(a)	A 2.00% redemption fee is imposed upon shares redeemed within 60 calendar days of their purchase.

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Statement of Operations (Unaudited)
For the six months ended February 28, 2022

Investment Income
Dividend income (net of foreign taxes withheld of $3,135)	$224,305
Interest income	81,747
Total investment income	306,052
Expenses
Adviser	110,876
Administration	12,397
Fund accounting	12,397
Legal	10,600
Audit and tax preparation	8,133
Transfer agent	7,438
Trustee	6,635
Printing	5,691
Registration	5,102
Pricing	3,744
Compliance services	2,976
Custodian	2,784
Interest	187
Miscellaneous	24,386
Total expenses	213,346
Fees contractually waived by Adviser	(13,722)
Net operating expenses	199,624
Net investment income	106,428
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on:
Investment securities transactions	1,278,811
Written options	10,344
Foreign currency transactions	1,267
Change in unrealized appreciation (depreciation) on:
Investment securities and foreign currency translations	(2,956,410)
Written options	2,450
Net realized and change in unrealized appreciation (depreciation) on investments	(1,663,538)
Net decrease in net assets resulting from operations	$(1,557,110)

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	February 28, 2022	Year Ended
	(Unaudited)	August 31, 2021
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$106,428	$309,066
Net realized gain on investment securities, securities sold short, written option transactions and foreign currency transactions	1,290,422	1,848,003
Net change in unrealized appreciation (depreciation) of investment securities, securities sold short, written options and foreign currency translations	(2,953,960)	2,463,225
Net increase (decrease) in net assets resulting from operations	(1,557,110)	4,620,294
Distributions to Shareholders from Earnings:
Institutional Shares	(2,354,997)	(1,188,667)
Total distributions	(2,354,997)	(1,188,667)
Capital Transactions - Institutional Shares
Proceeds from shares sold	2,817,508	4,118,608
Reinvestment of distributions	2,195,531	1,120,957
Amount paid for shares redeemed	(2,964,388)	(2,358,354)
Proceeds from redemption fees(a)	109	107
Total Institutional Shares	2,048,760	2,881,318
Net increase in net assets resulting from capital transactions	2,048,760	2,881,318
Total Increase (Decrease) in Net Assets	(1,863,347)	6,312,945
Net Assets
Beginning of period	30,533,630	24,220,685
End of period	$28,670,283	$30,533,630
Share Transactions - Institutional Shares
Shares sold	204,298	306,334
Shares issued in reinvestment of distributions	164,954	86,360
Shares redeemed	(213,401)	(179,274)
Total Institutional Shares	155,851	213,420

(a)	A 2.00% redemption fee is imposed upon shares redeemed within 60 calendar days of their purchase.

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the
	Six Months
	Ended		For the		For the	For the	For the	For the
	February 28,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2022		August 31,		August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2021		2020	2019	2018	2017
Selected Per Share Data
Net asset value, at beginning of period	$14.45		$12.75		$11.62	$11.98	$11.65	$10.62
Income from investment operations:
Net investment income	0.05		0.15		0.10	0.21	0.16	0.18
Net realized and unrealized gain (loss) on investments	(0.74)		2.18		1.22	(0.17)	0.53	1.08
Total from investment operations	(0.69)		2.33		1.32	0.04	0.69	1.26
Less distributions to shareholders from:
Net investment income	(0.13)		(0.12)		(0.19)	(0.06)	(0.16)	(0.22)
Net realized gains	(0.99)		(0.51)		—	(0.34)	(0.20)	(0.01)
Total distributions	(1.12)		(0.63)		(0.19)	(0.40)	(0.36)	(0.23)
Paid in capital from redemption fees	—	(a)	—	(a)	— (a)	— (a)	—	— (a)
Net asset value, at end of period	$12.64		$14.45		$12.75	$11.62	$11.98	$11.65
Total Return(b)	(5.17	)% (c)	18.85%		11.46%	0.88%	6.05%	12.04%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$28,670		$30,534		$24,221	$21,241	$20,705	$16,022
Before waiver or recoupment:
Ratio of expenses to average net assets	1.44	% (d)	1.53%		1.70%	1.66%	1.72%	2.02%
After waiver or recoupment:
Ratio of expenses to average net assets	1.35	% (d)	1.36	% (e)	1.35%	1.48%	1.75%	1.75%
Ratio of net investment income to average net assets	0.72	% (d)	1.16%		0.90%	1.96%	1.25%	1.62%
Portfolio turnover rate	36	% (c)	91%		86%	56%	68%	72%

(a)	Rounds to less than $0.005 per share.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Excludes redemption fee.

(c)	Not annualized.

(d)	Annualized.

(e)	Includes interest expense of 0.01% for the fiscal year ended August 31, 2021.

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund Notes to the Financial Statements (Unaudited)
February 28, 2022

NOTE 1. ORGANIZATION

The Preserver Alternative Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Capitol Series Trust (the “Trust”) on September 16, 2015. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Preserver Partners, LLC (the “Adviser”). The investment objective of the Fund is to seek current income and capital appreciation with low volatility compared to the major equity and fixed income markets.

The Fund currently offers Institutional Shares. The Fund commenced operations on March 1, 2016. A 2.00% redemption fee is imposed on shares redeemed within 60 days of purchase. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2022

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and are included in dividend income. The calendar year-end classification of distributions received from REITs, which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on fixed income securities purchased are amortized or accreted over the life of the respective

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2022

securities using the effective interest method. Withholding taxes on foreign dividends, if any, have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Short Selling – The Fund may make short sales of securities. In a short sale, the Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a “short position” in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from as little as one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan.

Short sales by the Fund create opportunities to increase the Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund, in effect, profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s NAV per share will tend to increase more when the securities it has sold short decrease in value, and decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends, or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2022

time when fundamental investment considerations would not favor such sales. Short sales may involve additional transactions costs and other expenses that may exceed the return on the position, which may cause the Fund to lose money.

The Fund is required to maintain a segregated account on the books of its custodian in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. This segregation will not limit the Fund’s exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets. If the Fund does not maintain a segregated account, the Fund will “cover” the short sale by owning a call option on the shorted security with a strike price no higher than the price at which the security was sold short.

NOTE 3. DERIVATIVE TRANSACTIONS

The Fund may engage in options transactions, which are sometimes characterized as derivative transactions. The Fund uses derivative instruments for any purpose consistent with its investment objective, such as for hedging or obtaining market exposure. The Fund also may use derivative instruments to obtain market exposure (that is, for speculative purposes rather than hedging). The Adviser may establish a position in the derivatives market as a substitute for buying, selling, or holding certain securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than traditional securities would.

Purchased/Written Option Contracts – The Fund may write or purchase option contracts to adjust risk and return of its overall investment positions. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to or subtracted from the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Investing in purchased and written options contracts exposes a Fund to equity price risk.

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2022

The following table identifies the effect of derivative instruments on the Statement of Operations for the six months ended February 28, 2022.

As of February 28, 2022:

	Location of Derivatives on
	Statement of Assets and Liabilities
		Liability
Derivatives	Asset Derivatives	Derivatives	Fair Value
Equity Price Risk:
Options Purchased	Investments in securities, at fair value		$269,300
Options Written		Options written,at value	(340)

For the six months ended February 28, 2022:

			Change in
			Unrealized
	Location of Gain (Loss) on	Realized Gain	Appreciation
	Derivatives on Statement of	(Loss) on	(Depreciation)
Derivatives	Operations	Derivatives	on Derivatives
Equity Price Risk:
Options Purchased	Net change in unrealized appreciation (depreciation) on investment securities transactions	$—	$93,397
Options Written	Net realized gain and change in unrealized appreciation (depreciation) on written options	10,344	2,450

The following summarizes the average ending monthly fair value of derivatives outstanding during the six months ended February 28, 2022:

Average Market
Derivatives	Value
Options Purchased	$217,672
Options Written	(277)

The average monthly market value generally represents the Fund’s derivative activity throughout the period.

Balance Sheet Offsetting Information – During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Fund

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2022

manages its cash collateral and securities collateral on a counterparty basis. As of February 28, 2022, the Fund was not invested in any portfolio securities or derivatives that could be netted subject to netting arrangements.

NOTE 4. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/ or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2022

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

Option contracts are generally traded on an exchange and are generally valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

In the event that market quotations are not readily available, the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee comprised of certain officers of the Trust, certain employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Private Funds will be fair valued using the NAV as practical expedient, as provided by the Private Fund’s investment adviser or third party administrator. The fair value of the Fund’s investment in the Private Fund generally represents the amount the Fund would expect to receive if it were to liquidate its investment in the Private Fund. The Private Fund holds certain positions in non-marketable investments that are valued at estimated fair value, which may differ significantly from the values that would have been used had a ready market existed for these investments. All underlying investments held in the Private Fund are valued in accordance with the policies and procedures established by such Private Fund.

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2022

The Adviser will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by the Private Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value.

The Fund’s interests in a Private Fund are also illiquid and subject to substantial restrictions on transferability. The Fund may not be able to acquire initial or additional interests in a Private Fund or withdraw all or a portion of its investment from a Private Fund promptly after it has made a decision to do so because of limitations set forth in that Private Fund’s governing documents. The Fund held no investments in a Private Fund as of February 28, 2022.

In accordance with the Trust’s Portfolio Valuation Procedures, the Pricing Review Committee, in making its recommendations with the Adviser’s participation, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2022

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2022:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$18,494,419	$—	$—	$18,494,419
Preferred Stocks	1,660,347	—	—	1,660,347
Closed-End Funds	541,940	—	—	541,940
Exchange-Traded Funds	313,950	—	—	313,950
Corporate Bonds	—	2,487,758	—	2,487,758
U.S. Treasury Obligations	—	797,595	—	797,595
Collateralized Mortgage Obligations	—	326,312	—	326,312
Put Options Purchased	21,000	—	—	21,000
Call Options Purchased	248,300	—	—	248,300
Total	$21,279,956	$3,611,665	$—	$24,891,621

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(340)	$—	$—	$(340)
Total	$(340)	$—	$—	$(340)

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended February 28, 2022, the Adviser earned fees of $110,876 from the Fund. At February 28, 2022, the Fund owed the Adviser $14,165.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) expenses incurred under a Rule 12b-1 plan of distribution; and (vii) indirect expenses such as acquired fund fees and expenses) do not exceed 1.35% of the Fund’s average daily net assets through December 31, 2022 (“Expense Limitation”). During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2022

waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement occurred. This expense cap agreement may be terminated by the Board at any time. As of February 28, 2022, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

Recoverable through
August 31, 2022	$35,013
August 31, 2023	77,724
August 31, 2024	44,388
February 28, 2025	13,722

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended February 28, 2022, the Administrator earned fees of $12,397 for administration services, $7,438 for transfer agent services, $12,397 for fund accounting services and $2,976 for compliance services. At February 28, 2022, the Fund owed the Administrator $5,624 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees,” meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $1,000 per Fund and $500 per Fund for each quarterly in-person Board meeting. In addition, each Independent Trustee may be compensated for preparation related to and participation in any special meetings of the Board and/or any Committee of the Board, with such compensation determined on a case-by-case basis based on the length and complexity of the meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers and one trustee of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator.

NOTE 6. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2022, purchases and sales of investment securities, other than short-term investments, were $9,920,067 and $10,702,789, respectively.

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2022

There were no purchases or sales of long-term U.S. government obligations during the six months ended February 28, 2022.

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2022, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$3,151,850
Gross unrealized depreciation	(735,214)
Net unrealized appreciation/(depreciation) on investments	2,416,636
Tax cost of investments	$22,474,645

The tax character of distributions paid for the fiscal year ended August 31, 2021, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$230,846
Long-term capital gains	957,821
Total distributions paid	$1,188,667

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2021, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,032,875
Undistributed long-term capital gains	1,063,286
Unrealized appreciation on investments(a)	5,370,200
Total accumulated earnings	$7,466,361

(a)	The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax treatment of return of capital adjustments and interest accruals on complex securities.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2022

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2021 through February 28, 2022.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning	Ending
		Account Value	Account Value	Expenses	Annualized
		September 1,	February 28,	Paid During	Expense
		2021	2022	Period(a)	Ratio
Preserver Alternative Opportunities Fund
Institutional Class	Actual	$1,000.00	$948.30	$6.53	1.35%

	Hypothetical(b)	$1,000.00	$1,018.09	$6.76	1.35%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

FACTS	WHAT DOES PRESERVER ALTERNATIVE OPPORTUNITIES FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● account balances and account transactions

● transaction or loss history and purchase history

● checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (844) 838-2119

Who we are
Who is providing this notice?	Preserver Alternative Opportunities Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)

What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     buy securities from us or sell securities to us

●     make deposits or withdrawals from your account

●     give us your account information

●     make a wire transfer

●     tell us who receives the money

●     tell us where to send the money

●     show your government-issued ID

●     show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes — information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Preserver Partners, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (844) 838-2119 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Walter B. Grimm, Chairman

David James

Lori Kaiser

Janet Smith Meeks

Mary M. Madick

OFFICERS

Matthew J. Miller, Chief Executive Officer

and President

Zachary P. Richmond, Chief Financial Officer

and Treasurer

Martin R. Dean, Chief Compliance Officer

Paul Leone, Secretary

INVESTMENT ADVISER

Preserver Partners, LLC

425 Madison Avenue

Memphis, TN 38103

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

Ernst & Young LLP

221 East 4th Street, Suite 2900

Cincinnati, OH 45202

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER

AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors LLC

Member FINRA/SIPC

Preserver-SAR-22

Clockwise Capital Innovation ETF (TIME)

NYSE Arca, Inc.

Semi-Annual Report

February 28, 2022

Fund Adviser:

Clockwise Capital LLC

1395 Brickell Avenue, Unit 800

Miami, Florida 33131

(800) 610-6128

Investment Results (Unaudited)

Total Returns* as of February 28, 2022

Since
Inception
(1/27/2022)
Clockwise Capital Innovation ETF - NAV	1.28%
Clockwise Capital Innovation ETF - Market Price	1.20%
S&P MidCap 400® Index(a)	5.34%

Total annual operating expenses, as disclosed in the Clockwise Capital Innovation ETF’s (the “Fund”) prospectus dated December 22, 2021, were 0.95% of average daily net assets. Pursuant to its Investment Advisory Agreement, Clockwise Capital LLC (the “Adviser”) pays all other expenses of the Fund (other than taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)). Additional information pertaining to the Fund’s expense ratio as of February 28, 2022 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 610-6128. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Since exchange-traded funds are bought and sold at prices set by the market, which can result in a premium or discount to NAV, the returns calculated using Market Price can differ from those calculated using NAV.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(a)	The S&P MidCap 400® Index is widely recognized unmanaged index consisting of mid-sized U.S. companies. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (800) 610-6128. Please read it carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

1

Fund Holdings (Unaudited)

Clockwise Capital Innovation ETF Holdings as of February 28, 2022.*

*	As a percentage of net assets.

The investment objective of the Fund is long-term growth of capital.

Portfolio holdings are subject to change.

Availability of Portfolio Schedule (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov or on the Fund’s website at https://clockwisefunds.com.

2

Clockwise Capital Innovation ETF
Schedule of Investments
February 28, 2022 (Unaudited)

COMMON STOCKS — 89.70%	Shares	Fair Value
Communications — 21.20%
Airbnb, Inc., Class A(a)	1,399	$211,935
Alphabet, Inc., Class A(a)	56	151,264
Spotify Technology SA(a)	1,482	231,473
Uber Technologies, Inc.(a)	5,844	210,559
		805,231
Consumer Discretionary — 28.96%
Amazon.com, Inc.(a)	110	337,839
Best Buy Co., Inc.	3,617	349,547
Membership Collective Group, Inc.(a)	13,346	109,304
Tesla, Inc.(a)	182	158,418
Whirlpool Corp.	720	144,914
		1,100,022
Industrials — 7.94%
Deere & Co.	498	179,290
GXO Logistics, Inc.(a)	1,458	122,370
		301,660
Technology — 31.60%
Apple, Inc.	936	154,552
Block, Inc., Class A(a)	1,022	130,305
Crowdstrike Holdings, Inc., Class A(a)	739	144,260
NVIDIA Corp.	533	129,972
Okta, Inc.(a)	687	125,611
Palo Alto Networks, Inc.(a)	193	114,690
Snowflake, Inc., Class A(a)	468	124,329
Twilio, Inc., Class A(a)	678	118,514
Unity Software, Inc.(a)	1,487	158,292
		1,200,525
Total Common Stocks/Investments — 89.70% (Cost $3,401,587)		3,407,438
Other Assets in Excess of Liabilities — 10.30%		391,207
NET ASSETS — 100.00%		$3,798,645

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

3

Clockwise Capital Innovation ETF
Statement of Assets and Liabilities
February 28, 2022 (Unaudited)

Assets
Investments in securities, at fair value (cost $3,401,587)	$3,407,438
Cash	439,945
Receivable for investments sold	292,819
Dividends receivable	1,260
Total Assets	4,141,462

Liabilities
Payable for investments purchased	339,753
Payable to Adviser	3,064
Total Liabilities	342,817
Net Assets	$3,798,645

Net Assets consist of:
Paid-in capital	3,839,345
Accumulated deficit	(40,700)
Net Assets	$3,798,645
Shares outstanding (unlimited number of shares authorized, no par value)	150,000
Net asset value per share	$25.32

See accompanying notes which are an integral part of these financial statements.

4

Clockwise Capital Innovation ETF
Statement of Operations
For the Period Ended February 28, 2022(a) (Unaudited)

Investment Income
Dividend income	$1,432
Total investment income	1,432

Expenses
Adviser	3,064
Net operating expenses	3,064
Net investment loss	(1,632)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(44,919)
Change in unrealized appreciation on:
Investment securities	5,851
Net realized and change in unrealized gain (loss) on investment securities	(39,068)
Net decrease in net assets resulting from operations	$(40,700)

(a)	For the period January 27, 2022 (commencement of operations) to February 28, 2022.

See accompanying notes which are an integral part of these financial statements.

5

Clockwise Capital Innovation ETF
Statement of Changes in Net Assets

For the
Period Ended
February 28,
2022(a)
(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(1,632)
Net realized loss on investment securities	(44,919)
Change in unrealized appreciation on investment securities	5,851
Net decrease in net assets resulting from operations	(40,700)

Capital Transactions
Proceeds from shares sold	6,353,413
Amount paid for shares redeemed	(2,514,068)
Net increase in net assets resulting from capital transactions	3,839,345
Total Increase in Net Assets	3,798,645

Net Assets
Beginning of period	$—
End of period	$3,798,645

Share Transactions
Shares sold	250,000
Shares redeemed	(100,000)
Net increase in shares outstanding	150,000

(a)	For the period January 27, 2022 (commencement of operations) to February 28, 2022.

See accompanying notes which are an integral part of these financial statements.

6

Clockwise Capital Innovation ETF
Financial Highlights
(For a share outstanding during the period)

	For the
	Period
	Ended
	February
	28, 2022(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$25.00

Investment operations:
Net investment loss	(0.01)
Net realized and unrealized gain on investments	0.33	(b)
Total from investment operations	0.32

Net asset value, end of period	$25.32
Market price, end of period	$25.30

Total Return(c)	1.28	% (d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$3,799
Ratio of net expenses to average net assets	0.95	% (e)
Ratio of net investment loss to average net assets	(0.51	)% (e)
Portfolio turnover rate(f)	7	% (d)

(a)	For the period January 27, 2022 (commencement of operations) to February 28, 2022.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

7

Clockwise Capital Innovation ETF
Notes to the Financial Statements
February 28, 2022 (Unaudited)

NOTE 1. ORGANIZATION

Clockwise Capital Innovation ETF (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified series of Capital Series Trust (the “Trust”) on December 8, 2021. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Clockwise Capital LLC (the “Adviser”). The investment objective of the Fund is long-term growth of capital.

Non-Diversification Risk – The Fund is non-diversified, which means it may invest a greater percentage of its assets in a fewer number of stocks as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

8

Clockwise Capital Innovation ETF
Notes to the Financial Statements (continued)
February 28, 2022 (Unaudited)

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period since inception, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the

9

Clockwise Capital Innovation ETF
Notes to the Financial Statements (continued)
February 28, 2022 (Unaudited)

use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available, the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on

10

Clockwise Capital Innovation ETF
Notes to the Financial Statements (continued)
February 28, 2022 (Unaudited)

recommendations from a pricing committee comprised of certain officers of the Trust, certain employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Pricing Review Committee, in making its recommendations with the Adviser’s participation, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2022:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$3,407,438	$—	$—	$3,407,438
Total	$3,407,438	$—	$—	$3,407,438

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

11

Clockwise Capital Innovation ETF
Notes to the Financial Statements (continued)
February 28, 2022 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.95% of the Fund’s average daily net assets. Pursuant to its Agreement, the Adviser pays all other expenses of the Fund (other than taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)) so that total annual fund operating expenses remain at 0.95% of the Fund’s average daily net assets. For the period ended February 28, 2022, the Adviser earned a fee of $3,064 from the Fund.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees,” meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $1,500 per Fund and $500 per Fund for each quarterly in-person Board meeting. In addition, each Independent Trustee may be compensated for preparation related to and participation in any special meetings of the Board and/or any Committee of the Board, with such compensation determined on a case-by-case basis based on the length and complexity of the meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers and one trustee of the Trust are employees of Ultimus. Northern Lights Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

12

Clockwise Capital Innovation ETF
Notes to the Financial Statements (continued)
February 28, 2022 (Unaudited)

NOTE 5. INVESTMENT TRANSACTIONS

For the period ended February 28, 2022, purchases and sales of investment securities, other than short-term investments, were $543,239 and $292,817, respectively.

For the period ended February 28, 2022, purchases and sales for in-kind transactions were $5,281,962 and $2,086,144, respectively.

For the period ended February 28, 2022, the Fund had in-kind net realized gains of $25,406.

There were no purchases or sales of long-term U.S. government obligations during the period ended February 28, 2022.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets. For the six months ended February 28, 2022, the Fund received $750 and $0 in fixed fees and variable fees, respectively. The Transaction Fees for the Fund are listed in the table below:

Variable
Fixed Fee	Charge
$250	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

13

Clockwise Capital Innovation ETF
Notes to the Financial Statements (continued)
February 28, 2022 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2022, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$74,534
Gross unrealized depreciation	(68,683)
Net unrealized appreciation on investments	$5,851
Tax cost of investments	$3,401,587

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of February 28, 2022, the Fund had 31.60% and 28.96% of the value of its net assets invested in stocks within the Technology and Consumer Discretionary sectors, respectively.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

14

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 27, 2022 (commencement of operations) through February 28, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid		Annualized
	January 27,	February	During		Expense
	2022	28, 2022	Period(a)		Ratio
Clockwise Capital Innovation ETF
Actual	$1,000.00	$1,012.80	$0.86		0.95%
Hypothetical(b)	$1,000.00	$1,020.09	$4.75	(c)	0.95%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 33/365 (to reflect the period since commencement of operations on January 27, 2022).

(b)	Hypothetical assumes 5% annual return before expenses.

(c)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

15

Investment Advisory Agreement Approval (Unaudited)

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (the “Trust”) on December 8, 2021, the Trust’s Board of Trustees (the “Board”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved for an initial two-year period the Investment Advisory Agreement between the Trust and Clockwise Capital LLC (“Clockwise Capital”) (the “Investment Advisory Agreement”) with respect to the Clockwise Capital Innovation ETF (the “Fund”), a series of the Trust.

Prior to the meeting, the Trustees received and considered information from Clockwise Capital and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Investment Advisory Agreement between the Trust and Clockwise Capital, including, but not limited to, Clockwise Capital’s response to counsel’s due diligence letter requesting information relevant to the approval of the Investment Advisory Agreement and peer group expense and performance data provided by Broadridge for comparative purposes (collectively, the “Support Materials”). At various times, the Trustees reviewed the Support Materials with Clockwise Capital, Trust management, and with counsel to the Independent Trustees. The completeness of the Support Materials provided by Clockwise Capital, which included both responses and materials provided in response to initial and supplemental due diligence requests, was noted. Representatives from Clockwise Capital met with the Trustees and provided further information, including but not limited to, the services it proposed to provide to the Fund and the proposed management fee for those services, the business strategy for the Fund, firm ownership, resources available to service the Fund, including compliance resources, other investment strategies managed by Clockwise Capital, and profitability. This information formed the primary, but not exclusive, basis for the Board’s determinations.

Before voting to approve the Investment Advisory Agreement, the Trustees reviewed the terms and the form of the Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees. The Trustees also received a memorandum from counsel discussing the legal standards for their consideration of the proposed Investment Advisory Agreement, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration in the advisory agreement approval process, including the factors outlined in the case of Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

After having received and reviewed the Support Materials, as well as Clockwise Capital’s presentation, and noting additional discussions with representatives of Clockwise Capital that had occurred at various times, the Trustees determined that they had all of the information they deemed reasonably necessary to make an informed decision concerning the approval of the Investment Advisory Agreement. The Trustees discussed the facts and factors relevant to the approval of the Investment Advisory Agreement, which incorporated and reflected their knowledge of the services that Clockwise Capital will provide to the Fund. Based upon discussions with Clockwise Capital and the Support Materials provided, the Board concluded that the overall arrangements between the Trust and Clockwise Capital as set forth in the Investment Advisory Agreement are fair and reasonable in light of the services Clockwise Capital will perform, the investment advisory fees that the Fund will pay, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement are summarized below.

16

Investment Advisory Agreement Approval (Unaudited) (continued)

In determining whether to approve the Investment Advisory Agreement, the Trustees considered all factors they believed to be relevant with respect to the Fund, including the following: (1) the nature, extent, and quality of the services to be provided by Clockwise Capital; (2) the cost of the services to be provided and the profits to be realized by Clockwise Capital from services rendered to the Trust with respect to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the Fund’s benefit; and (5) other financial benefits to Clockwise Capital resulting from services to be rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Clockwise Capital would provide under the Investment Advisory Agreement, noting that such services include but are not limited to the following: (1) obtaining and evaluating such information and advice relating to the economy, securities markets, and securities and other investments as it deems necessary or useful to discharge its duties under the Investment Advisory Agreement; (2) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (3) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (4) voting all proxies with respect to the Fund’s portfolio securities; (5) maintaining the required books and records for transactions that Clockwise Capital effects on behalf of the Fund; (6) selecting broker-dealers to execute orders on behalf of the Fund; (7) performing compliance services on behalf of the Fund; and (8) engaging in marketing activities to support the Fund’s growth. The Trustees considered Clockwise Capital’s capitalization and its assets under management. The Trustees further considered the investment philosophy and investment industry experience of the portfolio managers, and noted the investment methodology Clockwise Capital would utilize to manage the Fund’s portfolio in accordance with its investment strategy. The Trustees also considered the Fund’s back-tested performance relative to the S&P 500 for the calendar years 2016-2020 and 2021 year to date . The Trustees concluded that they were satisfied with the nature, extent, and quality of services that Clockwise Capital would provide to the Fund under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the unitary fee that the Fund would pay to Clockwise Capital under the Investment Advisory Agreement, noting that Clockwise Capital is obligated to pay all of the operating expenses of the Fund under such agreement, and also reviewed Clockwise Capital’s projected profitability from the services that it would render to the Fund, noting that the Adviser would expect to be slightly unprofitable assuming average net assets of $60 million. The Trustees also considered Clockwise Capital’s commitment with respect to the Fund and the growth of assets in the Fund over time. Finally, the Trustees reviewed Clockwise Capital’s financial condition and fiscal health as it relates to the firm’s financial ability to provide contractually required services to the Fund.

Comparative Fee and Expense Data. The Trustees also reviewed and discussed with Clockwise Capital the projected advisory fee and contractual expenses of the Fund as compared to those of other funds in the peer group category analysis provided by Broadridge. The Trustees noted that the peer group category for the Fund’s comparison included other actively managed exchange-traded funds in the Morningstar Technology category, and they discussed the appropriateness of

17

Investment Advisory Agreement Approval (Unaudited) (continued)

the selected category for the comparison. The Trustees noted that the Fund’s proposed management fee of 0.95% was higher than the average and median management fee as compared to both the Morningstar Technology category and the custom peer group category, that its gross expense ratio was lower than the average but higher than the median for the category, and that its net expense ratio was higher than both the average and median for the category. The Trustees also considered that the proposed fee structure of the Fund was a unitary fee wherein Clockwise Capital would be contractually obligated to pay all operating expenses of the Fund. While recognizing that it is difficult to compare management fees because the scope of advisory services provided and fee structures may vary from one investment adviser to another, the Trustees concluded that Clockwise Capital’s proposed management fee is reasonable at this time.

Economies of Scale. The Trustees considered whether Fund may benefit from any economies of scale and noted that the pro forma profitability projections indicated that the Fund would remain unprofitable at an asset level of $60 million but would approach break even at higher asset levels. The Trustees concluded that no material economies exist at this time.

Other Benefits. The Trustees noted that Clockwise Capital confirmed that the firm will not utilize soft dollar arrangements with respect to portfolio transactions in the Fund and does not anticipate the use of affiliated brokers to execute the Fund’s portfolio transactions. The Trustees concluded that Clockwise Capital will not receive any other material financial benefits from services rendered to the Fund.

Other Considerations. The Trustees also considered potential conflicts of interest for Clockwise Capital. Based on the assurances from representatives of Clockwise Capital, the Trustees concluded that no conflict of interest existed that could adversely impact the Fund.

Based upon Clockwise Capital’s presentation to the Board and the Support Materials considered in connection with the approval of the Investment Advisory Agreement, the Board concluded that the overall arrangements between the Trust and Clockwise Capital, as set forth in the Investment Advisory Agreement, are fair and reasonable in light of the services to be performed, the fees to be paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

18

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 610-6128 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Walter B. Grimm, Chairman

David James

Lori Kaiser

Janet Smith Meeks

Mary M. Madick

OFFICERS

Matthew J. Miller, Chief Executive Officer and President

Zachary P. Richmond, Chief Financial Officer and Treasurer

Martin R. Dean, Chief Compliance Officer

Paul Leone, Secretary

INVESTMENT ADVISER

Clockwise Capital LLC

1395 Brickell Ave, Unit 800

Miami, FL 33131

DISTRIBUTOR

Northern Lights Distributors, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

INDEPENDENT REGISTERED

PUBLIC

ACCOUNTING FIRM

Ernst & Young LLP

221 East 4th Street, Suite 2900

Cincinnati, OH 45202

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

CUSTODIAN AND TRANSFER AGENT

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

ADMINISTRATOR AND FUND

ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC

Clockwise-SAR-22

(b) Not applicable.

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments.

Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 13. Exhibits.

(a)(1) NOT APPLICABLE – disclosed with annual report

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	5/06/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	5/06/2022

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	5/06/2022